UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—November 30, 2020

Item 1:	Reports to Shareholders

Annual Report   |   November 30, 2020
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2020, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.45% for Investor Shares and 5.53% for Admiral Shares. The fund slightly outperformed its benchmark, the Bloomberg Barclays PA Municipal Bond Index, which returned 5.30%.
•	As the coronavirus began to spread outside of China, many governments moved to shutter nonessential businesses and institute lockdowns, leading to a sharp drop in global economic activity. Central banks responded by slashing interest rates and enacting stimulus programs to blunt the impact on the economy, pushing bond yields lower by the end of the period and prices higher.
•	The advisor’s disciplined approach to risk paid off in this challenging environment. The fund was fairly conservatively positioned going into 2020 because muni yield spreads were tight versus Treasuries. Security selection helped drive the fund’s outperformance amid pandemic-related challenges for many issuers. Tax-exempt supply declined sharply as the taxable muni market grew.
•	Over the decade ended November 30, 2020, the fund’s average annualized return was 4.85% for Investor Shares and 4.94% for Admiral Shares, slightly ahead of the 4.64% return of its expense-free benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	19.41%	13.66%	14.23%
Russell 2000 Index (Small-caps)	13.59	7.09	10.25
Russell 3000 Index (Broad U.S. market)	19.02	13.20	13.95
FTSE All-World ex US Index (International)	10.01	4.12	7.62
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.28%	5.45%	4.34%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	4.89	4.80	3.93
FTSE Three-Month U.S. Treasury Bill Index	0.72	1.59	1.16
CPI
Consumer Price Index	1.17%	1.80%	1.86%

Advisor’s Report
For the 12 months ended November 30, 2020, Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 5.45% for Investor Shares and 5.53% for Admiral Shares. The fund slightly outperformed its benchmark, the Bloomberg Barclays PA Municipal Bond Index, which returned 5.30%.
As municipal bond prices rose, yields declined. For the 12 months, the fund’s 30-day SEC yield fell 52 basis points to 1.63% for Admiral Shares. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
The period was defined by the outbreak of the novel coronavirus in early 2020—and the aggressive efforts to contain it, which upended economies and financial markets worldwide. As the pandemic spread, crude oil prices sank, trade and travel restrictions multiplied, nonessential businesses were shuttered, and unemployment spiked.
Many governments and central banks around the world took emergency action in the form of fiscal and monetary stimulus to blunt the pandemic’s impact on economic activity, jobs, and the functioning of the credit markets. In the United States, Congress passed

Yields of Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2019	November 30, 2020
2 years	1.10%	0.15%
5 years	1.17	0.23
10 years	1.50	0.71
30 years	2.13	1.49
Source: Vanguard.

legislation that provided aid to state and local governments, companies, and workers. The U.S. Federal Reserve cut the federal funds target range to near zero and began buying hundreds of billions of dollars in government bonds, mortgage-backed securities, and corporate bonds.
At the height of investor pessimism, in March, there was a spike in volatility and an erosion in liquidity in the bond market. Yields nevertheless ended the period lower—and prices higher—as investors sought out safer assets.
In Pennsylvania, the credit trend for the commonwealth was stable to slightly declining as the pandemic took its toll on revenue. Long-term expenditures, principally pension funding and health care spending, remained a concern.
The commonwealth reported fiscal 2020 general fund revenue of $30.8 billion, 9.1% below estimates and 7.4% below the prior year. A 90-day extension of the tax deadline and reduced business activity, both a result of the pandemic, drove the shortfall. The commonwealth passed a stopgap budget in May to fund the government for five months of fiscal 2021 while fully funding debt service and pension contributions. Governor Tom Wolf signed an additional measure in November to fund state operations for the remaining seven months.
The commonwealth’s largest city, Philadelphia, reported fiscal 2020 revenue of $4.86 billion, essentially flat compared with the prior year. Its operating deficit was $227 million. The city’s fiscal 2021 budget projects revenue of $4.58 billion and a deficit of $223 million.
Standard & Poor’s revised its outlook for Pennsylvania from stable to negative but kept the rating at A+; S&P said the commonwealth faced a 1-in-3 chance of receiving a lower rating in the coming year because of COVID-related challenges.
For Philadelphia, S&P revised its outlook from positive to stable. The rating remains A. Fitch also revised its outlook from positive to stable, citing the pandemic-related economic downturn and its effect on the city’s operating performance. Its rating remains A–.
The commonwealth sold $470 million in securities via competitive sale in September and plans to issue approximately $1 billion per year through 2024. The Commonwealth Financing Authority issued various refunding bonds throughout the year.
As the pandemic took hold in 2020, the national muni market’s credit profile remained resilient, thanks to aggressive direct and indirect stimulus measures from policymakers and the solid financial position of many issuers. Pennsylvania’s muni market was hit somewhat harder, because it started out as a lower-rated universe and has large exposure to health care and higher education. Spreads remained wide on many colleges and universities with BBB ratings as the fund’s fiscal year ended. Recovery was stronger among single-A issuers.

Tax-exempt supply in Pennsylvania was down 31% from 2019 because of growth in the taxable muni market. Factoring in taxable issuance, supply in Pennsylvania was down only 3.9%. We expect this trend to continue unless tax law is changed to allow tax-exempt advance refunding to return to the market. Currently, issuers can still save money with taxable refundings, and low rates help facilitate these transactions.
Management of the fund
Our disciplined approach to credit risk paid off in this challenging environment. Going into 2020, we were carrying relatively low credit risk in the fund because we viewed valuations as being relatively expensive. We obviously didn’t see the coronavirus pandemic coming, but our more defensive positioning helped to mitigate the impact of the market sell-off in March and April. The positioning then allowed us to take on more credit risk at much more attractive valuations, especially in areas where the repricing seemed overdone. That wasn’t the case for some asset managers who were carrying more risk ahead of the pandemic, chasing a few extra basis points of potential return despite elevated valuations.
Security selection was a strong driver of outperformance. An overweight to lower quality hurt the fund relative to the benchmark. However, on average, the portfolio is of higher quality than many of our competitors', improving performance relative to peer funds. As spreads widened, we added credit within the fund.
We also continued to add lower coupons in the range of 3% to 4% to the fund.
Outlook
Risks remain: Increases in COVID-19 infections could lead to the reimposition of broad lockdowns that would further hurt economies and the distribution of vaccines may take longer than hoped for. These risks are somewhat mitigated, however, because governments are better prepared now to deal with outbreaks. Moreover, central banks have asserted their readiness to continue to support bond markets.
We continue to view munis as attractive for long-term investors. Defaults among investment-grade munis are unlikely because issuers will be buttressed by reserves, federal aid, and other fiscal levers and the overarching trend of the next 12 to 24 months should be toward tighter spreads. But the road to an economic recovery is likely to be bumpy and long.
That probably will translate into periods of turbulence for the muni market in the year ahead, which is why a focus on diversification, deep research, and discipline will be key to potential investment success.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
James M. D’Arcy, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 16, 2020

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2020
Pennsylvania Long-Term Tax-Exempt Fund	Beginning Account Value 5/31/2020	Ending Account Value 11/30/2020	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,038.27	$0.87
Admiral™ Shares	1,000.00	1,038.69	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Pennsylvania Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2010, Through November 30, 2020
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Investor Shares	5.45%	4.60%	4.85%	$16,057
Bloomberg Barclays PA Municipal Bond Index	5.30	4.28	4.64	15,735
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	15,320

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Pennsylvania Long-Term Tax-Exempt Fund Admiral Shares	5.53%	4.70%	4.94%	$80,960
Bloomberg Barclays PA Municipal Bond Index	5.30	4.28	4.64	78,673
Bloomberg Barclays Municipal Bond Index	4.89	3.93	4.36	76,601
See Financial Highlights for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2020
Under 1 Year	5.0%
1 - 3 Years	2.9
3 - 5 Years	2.8
5 - 10 Years	11.0
10 - 20 Years	46.8
20 - 30 Years	30.1
Over 30 Years	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.0%)
Pennsylvania (98.5%)
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	3,014
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,323
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,735
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,261
Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.070%	12/1/20	19,300	19,300
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	30
Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	12
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,400	2,783
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,683
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,666
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	4,080
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,788
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	6,690
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,938
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	6,367
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	12,065
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	8,341
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,643
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,142
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	21,010

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	19,000	22,539
	Allegheny County PA GO	5.000%	11/1/26	2,540	3,209
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,506
	Allegheny County PA GO	5.000%	12/1/30	1,365	1,598
	Allegheny County PA GO	4.000%	11/1/33	300	361
	Allegheny County PA GO	4.000%	11/1/34	915	1,099
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,970
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,467
	Allegheny County PA GO	5.000%	11/1/41	5,015	6,117
[1]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,954
[2]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,150
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,150
[3,4]	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	0.120%	12/1/20	8,200	8,200
	Allegheny County Sanitary Authority Sales Tax Revenue	3.000%	6/1/37	500	552
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	935
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,295
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	3,043
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	7,135
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,761
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	3,125	3,432
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,921
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/40	3,000	3,263
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	5,008
[5]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,957
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,675
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/45	2,000	2,389
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	3,040
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	8,573
[1]	Allentown City School District GO	4.000%	2/15/21	480	483
[1]	Allentown City School District GO	4.000%	2/15/22	2,835	2,949
[1]	Allentown City School District GO	4.000%	2/15/24	550	606
[5]	Allentown City School District GO	5.000%	2/1/31	4,000	5,157
[5]	Allentown City School District GO	5.000%	2/1/32	3,075	3,944
[5]	Allentown City School District GO	5.000%	6/1/32	1,465	1,769
[5]	Allentown City School District GO	4.000%	2/1/34	1,500	1,764
[5]	Allentown City School District GO	5.000%	2/1/34	1,300	1,660
[5]	Allentown City School District GO	4.000%	2/1/35	1,175	1,379
[5]	Allentown City School District GO	5.000%	6/1/35	2,000	2,399
[5]	Allentown City School District GO	4.000%	2/1/36	1,100	1,286
[5]	Allentown City School District GO	5.000%	6/1/36	1,500	1,796
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	1,180	1,238
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	250	261
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	11,530	11,973
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	15,595	16,152
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,065
[5]	Altoona Area School District GO	5.000%	12/1/48	1,500	1,761
[1]	Altoona Area School District GO	4.250%	12/1/49	3,500	3,795
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,461
[5]	Armstrong School District GO	5.000%	3/15/31	1,800	2,332

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Armstrong School District GO	3.000%	3/15/32	3,460	3,860
[5]	Armstrong School District GO	3.000%	3/15/33	5,495	6,087
[5]	Armstrong School District GO	3.000%	3/15/34	5,605	6,188
[5]	Armstrong School District GO	4.000%	3/15/41	1,200	1,413
[5]	Beaver County PA GO	4.000%	4/15/30	450	529
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	835	1,043
[5]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	62
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	764
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	409
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,696
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	454
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	536
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	890
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,706
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,603
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/23	600	634
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	2,000
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/35	3,350	3,588
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/50	11,500	12,052
	Berks County PA GO	4.000%	11/15/24	600	687
	Berks County PA GO	5.000%	11/15/24	500	592
	Berks County PA GO	5.000%	11/15/25	1,545	1,901
[5]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,869
	Bethel Park Municipal Authority Sewer Revenue	3.000%	9/1/47	3,210	3,438
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,904
[1]	Blue Mountain School District GO	4.000%	8/1/22	235	249
[1]	Blue Mountain School District GO	4.000%	8/1/23	470	513
[1]	Blue Mountain School District GO	4.000%	8/1/24	500	561
[1]	Blue Mountain School District GO	4.000%	8/1/25	460	530
	Bristol Township School District GO	5.250%	6/1/37	3,000	3,332
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	625
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	1,019
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	3,050
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,189
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue VRDO	0.090%	12/3/20	2,155	2,155
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	6,313
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	0.130%	12/3/20	4,595	4,595
	Butler County General Authority Miscellaneous Revenue VRDO	0.130%	12/3/20	9,420	9,420
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	606
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	563
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	618
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,903
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,555
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,971

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,624
[4]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.120%	12/3/20	2,300	2,300
[1]	Cambria County PA GO	4.000%	8/1/32	1,000	1,148
[1]	Cambria County PA GO	4.000%	8/1/34	750	853
[1]	Cambria County PA GO	4.000%	8/1/35	700	793
[5]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,482
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,625
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/27	1,530	1,843
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/30	1,135	1,356
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,710
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,995
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,396
	Capital Region Water Revenue	5.000%	7/15/35	500	627
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,241
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,543
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	620
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,689
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,230
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,216
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	3,198
	Centennial School District Bucks County GO	5.000%	12/15/33	1,000	1,326
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,321
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.375%	12/1/21	3,000	3,153
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	12/1/21	5,000	5,262
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,139
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,225
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,601
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,113
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,795
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,337
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project), Prere.	7.000%	11/15/21	6,930	7,370
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,866
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,280
	Chartiers Valley School District GO	5.000%	10/15/35	1,160	1,366
	Chartiers Valley School District GO	5.000%	10/15/40	2,750	3,221
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,873
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	3,300
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,961
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/41	3,450	4,072
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,262
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	3,616
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,489

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,000	17,501
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	3,001
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,079
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	785	763
	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/45	2,990	2,874
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	4,335
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,235
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,320
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,182
[5]	Coatesville School District GO	0.000%	10/1/33	1,000	653
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	288
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,152
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,340
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,346
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,365
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	5,058
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	6,568
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	5,153
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	6,469
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	8,829
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	12,578
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	42,068
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	382
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	475
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	536
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	593
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	1,052
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,241
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	1,082
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,232
	Commonwealth of Pennsylvania GO	5.000%	1/15/21	100	101
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	120	123
	Commonwealth of Pennsylvania GO	5.000%	7/1/21	250	257
	Commonwealth of Pennsylvania GO	5.375%	7/1/21	8,000	8,239
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	10,000	10,595
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	247
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	192
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,384
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	244
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	63
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	17
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	11,683
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	9,875	11,613

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	15,000	18,176
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,726
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	6,240	7,607
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,780
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	10,000	11,351
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	12,300
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	6,251
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	660
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	11,416
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,849
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	12,511
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	5,000	6,255
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	8,550	10,145
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,559
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	10,000	10,989
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	12,288
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	6,290	7,255
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,132
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	10,000	10,770
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	11,111
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	8,782
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	7,501
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	20,560
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,913
	Commonwealth of Pennsylvania GO	5.000%	10/15/31	14,955	16,851
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	21,631
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	14,297
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	7,052
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	8,000	9,530
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	16,874
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	6,378
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	24,053
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	17,469
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	23,982
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,246
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	11,565
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	6,483
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	17,954
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	27,410	30,667
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,876
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	799
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,718
[5]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	11,900
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	3,289
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	14,298
	Conestoga Valley School District GO	3.000%	2/1/33	1,000	1,098
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,356
	Conestoga Valley School District GO	3.000%	2/1/38	850	928
	Conestoga Valley School District GO	3.000%	2/1/39	1,000	1,089
[5]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,980
[1]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,610
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	741
	Council Rock School District GO	2.050%	11/15/33	1,085	1,128
	Council Rock School District GO	3.250%	11/15/39	5,010	5,419
	County of Chester PA GO	4.000%	7/15/37	1,185	1,391

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	899
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	956
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,687
	Cumberland County Municipal Authority College & University Revenue	5.000%	11/1/39	4,685	5,633
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,139
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,844
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,640
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,734
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	8,539
	Cumberland Valley School District GO	5.000%	12/1/30	500	595
	Cumberland Valley School District GO	5.000%	12/1/31	750	891
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,191
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,331
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,181
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	4,207
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,452
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,309
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,450	4,037
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,620
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,473
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	963
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,466
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,943
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,866
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,030	5,969
	Delaware County Authority College & University Revenue	5.000%	10/1/46	4,970	5,861
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	4,191
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,751
[5]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	5.000%	11/1/38	1,250	1,392
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,851
[5]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,446
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	4,046
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	4,336
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	23,159
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	962
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	13,960
	Delaware River Joint Toll Bridge Commission Highway Revenue, Prere.	5.000%	7/1/25	500	606
[3,4]	Delaware River PA Joint Toll Bridge Commission Revenue TOB VRDO	0.310%	12/3/20	11,260	11,260

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/30	3,000	3,863
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	3,500	3,931
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,508
	Delaware River Port Authority Highway Revenue	5.000%	1/1/33	5,000	5,606
	Delaware River Port Authority Highway Revenue	5.000%	1/1/34	3,500	3,920
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,505
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,000	13,392
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	3,122
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,689
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	2,264
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/24	3,640	3,896
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,901
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,205	3,418
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/27	1,000	1,063
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	9,854
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	6,170	8,059
[4]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.110%	12/2/20	3,700	3,700
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	4,042
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,808
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,262
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,103
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	928
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,412
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	913
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,212
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	603
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	906
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	4,192
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	8,003
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	4,331
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/30	1,280	1,288
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/34	1,000	1,007
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/35	1,250	1,255
	East Hempfield Township IDA College & University Revenue	5.000%	7/1/45	4,325	4,330
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/30	825	834
	East Hempfield Township IDA Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,750	3,757

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,813
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,363
[5]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,736
[5]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	2,006
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	281
[5]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	281
[4]	Emmaus General Authority Miscellaneous Revenue VRDO	0.120%	12/2/20	5,800	5,800
[1]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,877
[5]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,545
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,443
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,512
[1]	Erie School District GO	5.000%	4/1/27	150	189
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,736
[1]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,996
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,459
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,162
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,408
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,983
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	5,159
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,299
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	5,286
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	8,000	9,414
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,602
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,000	15,482
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	25,030	27,813
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	10,500	12,065
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	18,810
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,300
	Gettysburg Area School District GO	4.000%	4/1/35	750	892
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,422
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,457
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,737
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/44	1,500	1,722
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,991
	Hamburg Area School District GO	5.000%	4/1/21	300	305
	Hamburg Area School District GO	5.000%	4/1/22	300	319
	Hamburg Area School District GO	5.000%	4/1/23	335	371
	Haverford Township PA GO	3.650%	6/1/48	935	1,033
	Haverford Township School District GO	3.000%	3/1/31	3,920	4,415
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,522
	Haverford Township School District GO	3.000%	3/1/33	4,170	4,608
	Haverford Township School District GO	3.000%	3/1/34	55	61
[4]	Haverford Township School District GO VRDO	0.100%	12/3/20	1,800	1,800
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,670	2,780
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	1,017
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	704
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,300	4,800
	Lancaster County PA GO	4.000%	11/1/31	375	445

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County PA GO	4.000%	11/1/32	300	354
	Lancaster County PA GO	4.000%	11/1/33	375	441
	Lancaster County PA GO	4.000%	11/1/34	500	587
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	10,504
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	772
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	812
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,403
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	780
[4]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.100%	12/1/20	4,500	4,500
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/31	4,235	4,845
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.250%	12/15/32	2,600	2,966
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,658
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,403
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,490
[5]	Lancaster PA GO	4.000%	11/1/31	1,400	1,662
[5]	Lancaster PA GO	4.000%	11/1/32	2,445	2,885
[5]	Lancaster PA GO	4.000%	11/1/33	2,545	2,987
[5]	Lancaster PA GO	4.000%	11/1/34	2,660	3,117
[5]	Lancaster PA GO	4.000%	11/1/35	2,355	2,751
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,638
	Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,457
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,640
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	17
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	7,735	8,809
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,942
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,960
[3,4]	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) TOB VRDO	0.410%	12/3/20	10,000	10,000
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,177
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,000	8,669
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	27,000	30,806
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	17
[7]	Luzerne County PA GO	5.250%	12/15/21	905	919
	Lycoming County Authority College & University Revenue	5.000%	7/1/30	5,565	5,682
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	489
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,339
	Manheim Township School District GO	4.000%	2/1/31	1,000	1,206
	Manheim Township School District GO	5.000%	2/1/31	1,200	1,443
	Marple Newtown School District GO	3.000%	6/1/40	3,745	4,093
	Marple Newtown School District GO	3.000%	6/1/44	2,000	2,162
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,894
	Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,962
	Methacton School District GO	4.000%	9/15/41	520	601

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Methacton School District GO	4.000%	9/15/42	565	651
Methacton School District GO	4.000%	9/15/45	1,000	1,152
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,901
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	10,875	11,585
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,823
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,090
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,240
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,261
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,160	1,201
Montgomery County Higher Education and Health Authority College & University Revenue (Gwynedd Mercy University Project) PUT	3.000%	5/1/21	1,080	1,087
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,296
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,334
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,108
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,103
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,505
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,750	2,142
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,674
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,355
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,991
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,650	5,145
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	8,027
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,141
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	3,000	2,931
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,613
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,300	4,746
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,210	11,186
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,415	5,220
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	6,434

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/28	3,795	4,230
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,620
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/30	5,000	5,531
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,316
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/36	11,250	12,288
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,710
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,842
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	767
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/45	8,500	9,189
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	3,038
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/15/46	3,300	3,562
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	3,730	3,941
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,963
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/20	225	225
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/21	200	204
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	104
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	238
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	322
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	272
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	385
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	150	166
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	221
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	110
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	230
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	246
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	109
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	245
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	401
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	616

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	890
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	760
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	430
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,112
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,108
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	6.625%	12/1/21	1,565	1,664
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	4,110	4,373
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,840
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,893
[1]	Montour School District GO	5.000%	4/1/40	3,185	3,745
[1]	Moon Area School District GO	4.000%	11/15/31	2,050	2,421
[1]	Moon Area School District GO	4.000%	11/15/32	1,000	1,175
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,053
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,630
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	6,776
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	2,016
[1]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	2,103
[1]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	2,207
[5]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,240
[5]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,440
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,135
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,900
	North Allegheny School District GO	3.000%	5/1/33	2,780	3,096
	North Allegheny School District GO	4.000%	5/1/37	1,065	1,259
	North Allegheny School District GO	4.000%	5/1/38	2,345	2,766
	North Allegheny School District GO	4.000%	5/1/44	1,750	2,033
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	8,629
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,602
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,865
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,387
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.110%	12/3/20	5,750	5,750
	Northampton County General Purpose Authority College & University Revenue VRDO	0.110%	12/3/20	515	515
	Northampton County General Purpose Authority College & University Revenue, Prere.	5.000%	11/1/23	4,000	4,546
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,763
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,383
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	9,555	10,342
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,928

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,586
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	2,060
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	4,275
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,803
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,012
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,969
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,339
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,091
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,350	1,468
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,214
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,339
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,235
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,910
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,176
[5]	Northern Tioga School District GO	5.000%	4/1/31	700	870
[5]	Northern Tioga School District GO	4.000%	4/1/33	500	570
	Palmer Township PA GO	4.000%	5/15/30	1,495	1,658
[5]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,419
[5]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,674
[5]	Penn Hills School District GO	3.000%	10/1/32	2,845	3,148
[5]	Penn Hills School District GO	3.000%	10/1/33	5,015	5,523
	Penn Manor School District GO	5.000%	3/1/32	1,000	1,241
	Penn Manor School District GO	5.000%	3/1/35	800	986
	Penn Manor School District GO	5.000%	3/1/36	1,700	2,090
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,531
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,220	1,039
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,061
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,430
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	4,296
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,688
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	7,190
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,689
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	9,081
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,842
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	12,613

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,988
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,937
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,558
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/45	4,000	4,346
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	11,313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	11,106
[3,4]	Pennsylvania GO TOB VRDO	0.140%	12/7/20	3,335	3,335
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,670
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	2,046
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,553
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,484
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,235	1,333
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	265
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/31	4,000	4,631
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	2,014
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	389
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,750	2,059
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,753
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	3,965	4,515
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	301
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	4,127
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,595
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,919
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,511
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,406
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,532
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,261
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,620
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,601
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,610

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,201
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/37	5,865	5,938
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	3,950	5,047
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	2,000	2,547
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/39	5,000	5,642
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,910
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	10,435
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,000	7,934
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	1,000	1,176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,456
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/45	17,800	19,921
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	6,248
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/48	2,500	2,923
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	10,000	11,256
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/21	1,245	1,260
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,272
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	537
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	11,120	11,830
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,373
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/23	2,025	2,263
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,438
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	892
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,395
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	894
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	3,182
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,664
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	933
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	12,811
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,766

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,675	7,641
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,534
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	7,697
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,000	12,091
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,000	5,764
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	14,971
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,674
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/33	5,000	5,448
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	3,221
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,082
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,784	8,819
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	2,060
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	5,345	5,610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	10/1/36	6,795	7,340
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	4/1/38	2,475	2,708
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	7,113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	3,210
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	6,190
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	4,000	4,216
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,890	7,314
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	6,397
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	5,145
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	3,131
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	10/1/47	16,955	17,997
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.100%	12/2/20	600	600
[3,4]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.150%	12/7/20	5,725	5,725
[3,4]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.310%	12/3/20	6,600	6,600
	Pennsylvania State University College & University Revenue	4.000%	9/1/27	7,000	8,276
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	6,900	8,270
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	6,073
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,796

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,724
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	9,496
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,000	1,327
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,716
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	4,348
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	18,456
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	10,028
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	20,526
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,777
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	8,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	5,000	5,989
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,500	3,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	9,775	11,302
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	8,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	10,000	11,525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	11,610
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	6,450
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	9,800	11,272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	638
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	3,051
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,638
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	640
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	11,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	11,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	11,493
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	5,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	5,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	6,083
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,488
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	11,877
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	7,411
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,566
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,910
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	9,502
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	3,500	3,986
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,581
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	7,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	23,442
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,100	2,397
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	2,010	2,306

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	7,200	8,328
[5]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	10,655	6,634
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,651
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	17,189
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,616
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	7,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,342
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	3,008
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	17,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	5,491
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	7,028
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,825
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	18,773
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	8,433
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	14,893
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	16,854
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,380	6,042
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,777
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	8,150	10,127
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	11,891
[8]	Pennsylvania Turnpike Commission Highway Revenue, 4.500% coupon rate effective 12/1/21	0.000%	12/1/34	3,855	4,284
[8]	Pennsylvania Turnpike Commission Highway Revenue, 4.750% coupon rate effective 12/1/21	0.000%	12/1/37	4,060	4,527
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,904
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,342
[1,3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.160%	12/1/20	9,895	9,895
[3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.150%	12/3/20	7,330	7,330
[1,3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.290%	12/3/20	1,300	1,300
[3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.360%	12/3/20	6,910	6,910
[3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.360%	12/3/20	4,140	4,140
[3,4]	Pennsylvania Turnpike Commission Revenue TOB VRDO	0.360%	12/3/20	2,800	2,800
[3,4]	Peters Township PA School District Washington County GO TOB VRDO	0.100%	12/7/20	4,780	4,780
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,798
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	9,543
[3,9]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	228
[3,9]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	225
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,656
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/29	3,500	4,085
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,540
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,524
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,451
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,581

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	2,224
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	8,479
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,130
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,530	13,854
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,226
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,285
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	4,414
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,667
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,484
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,836
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	4,342
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	10,000	11,633
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	13,659
[4]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	0.100%	12/3/20	190	190
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,154
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,660
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/31	1,130	1,350
	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/37	3,250	3,934
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	7/1/22	10	10
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,487
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,710
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,351
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,707
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,750	2,052
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,962
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,343
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	3,001
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	5,002
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,880
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/36	1,150	1,377
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,433
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,350	1,612
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,428
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,241
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	1,500	1,786
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	7,375	9,565
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,400	1,663
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,550	1,836
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,869
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	6,006

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	5,400	6,328
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	14,065
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	6,353
[4]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.100%	12/2/20	950	950
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,148
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	4,078
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	2,500	2,500
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	27,000	27,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	2,000	2,000
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.110%	12/1/20	4,145	4,145
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,668
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	2,223
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,721
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,583
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	918
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,645
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,661
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,905
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	9,585	11,169
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	6,006
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	10,000	10,435
	Philadelphia PA GO	5.000%	8/1/23	3,800	4,240
	Philadelphia PA GO	5.000%	8/1/26	4,125	5,099
	Philadelphia PA GO	5.000%	2/1/30	2,500	3,267
	Philadelphia PA GO	5.000%	2/1/31	2,500	3,244
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,476
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,739
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,701
	Philadelphia PA GO	5.000%	8/1/32	4,420	5,454
	Philadelphia PA GO	5.250%	7/15/33	3,585	4,077
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,705
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	7,405
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	7,065
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	7,291
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,255
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	2,213
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,679
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,498
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,680
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,502
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	3,029
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	3,366
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	3,077
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/40	10,000	11,306
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	3,195	4,163
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/43	4,375	4,930
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	5,073
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/45	14,000	15,745
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	7,805	10,030
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,469

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,847
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,228
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	12,293
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	10,037
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	9,000	9,474
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	730	733
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.125%	9/1/29	5,975	5,994
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/27	2,000	2,347
	Philadelphia Redevelopment Authority Lease Revenue	5.000%	4/15/28	3,000	3,518
[7]	Philadelphia School District GO	5.000%	6/1/26	5,000	6,149
	Philadelphia School District GO	5.000%	9/1/27	2,415	2,877
	Philadelphia School District GO	5.000%	9/1/28	5,000	6,103
	Philadelphia School District GO	5.000%	9/1/29	2,665	3,152
	Philadelphia School District GO	5.000%	9/1/29	5,135	6,236
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,361
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,305
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,988
	Philadelphia School District GO	5.000%	9/1/35	4,240	5,272
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,402
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,664
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,397
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,713
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,651
	Philadelphia School District GO	5.000%	9/1/38	2,000	2,375
[1]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,679
	Philadelphia School District GO	5.000%	9/1/44	10,165	12,534
	Pine-Richland School District GO	4.000%	3/1/35	500	608
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,509
	Pine-Richland School District GO	4.000%	3/1/37	750	906
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,209
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	601
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,191
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	588
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	583
	Pittsburgh PA GO	4.000%	9/1/31	500	601
	Pittsburgh PA GO	3.000%	9/1/32	500	554
	Pittsburgh PA GO	3.000%	9/1/33	550	607
	Pittsburgh PA GO	5.000%	9/1/34	50	62
	Pittsburgh PA GO	4.000%	9/1/35	750	884
	Pittsburgh PA GO	5.000%	9/1/35	600	743
	Pittsburgh PA GO	4.000%	9/1/36	875	1,028
	Pittsburgh PA GO	5.000%	9/1/36	825	1,017
	Pittsburgh PA GO	4.000%	9/1/38	500	584
[5]	Pittsburgh PA GO, Prere.	5.000%	9/1/24	1,150	1,354
	Pittsburgh School District GO	4.000%	9/1/33	1,030	1,210
	Pittsburgh School District GO	4.000%	9/1/34	1,710	2,002
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,268
	Pittsburgh School District GO	4.000%	9/1/35	1,670	1,948
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,409
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,360
	Pittsburgh School District GO	4.000%	9/1/38	1,740	2,003

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,764
	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,501
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,678
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	6,204
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,992
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,411
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	1,156
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,000	5,631
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,638
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	1,000	1,089
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	750	814
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,625
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,350	2,786
[1,9]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,953
[5]	Plum Boro PA School District GO, Prere.	5.000%	9/15/23	4,920	5,564
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	4,204
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,804
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	7,442
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	16,957
	Quaker Valley PA School District GO	5.000%	10/1/31	350	475
	Quaker Valley PA School District GO	5.000%	10/1/32	365	492
	Quaker Valley PA School District GO	5.000%	10/1/33	330	443
	Quaker Valley PA School District GO	5.000%	10/1/34	400	536
	Quaker Valley PA School District GO	5.000%	10/1/35	350	467
[1]	Reading School District GO	5.000%	3/1/38	1,750	2,101
[5]	Reading School District GO	4.000%	4/1/44	1,000	1,170
[5]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	4,099
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,902
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,577
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,527
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,556
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,369
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,446
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,955
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,756
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,278
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,130	1,271
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	2,500	2,777
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	6,192
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	13,147

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	12/1/20	7,000	7,000
[3,4]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) TOB VRDO	0.140%	12/3/20	4,000	4,000
	State College PA Area School District GO	5.000%	5/15/36	375	479
	State College PA Area School District GO	5.000%	5/15/37	680	866
	State College PA Area School District GO	5.000%	5/15/38	400	508
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,505
[5,9]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	594
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,170
	State Public School Building Authority College & University Revenue	5.500%	5/1/33	6,165	6,880
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,422
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,719
[5]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,122
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/29	1,210	1,402
[5]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,219
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,438
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,282
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,469
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	13,982
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	13,000	15,871
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,629
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,901
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	7,198
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/26	415	528
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,679
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,535
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,910
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	611
[1]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	827
[5]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,138
	Susquehanna Township School District GO	3.000%	5/15/33	1,600	1,792
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	2,024
[5]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,439
[5]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,418
[5]	Trinity Area School District GO	4.000%	1/15/38	3,700	4,181
	Union County Higher Educational Facilities Financing Authority College & University Revenue VRDO	0.100%	12/3/20	800	800

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,376
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,422
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	5,164
[1]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/39	1,000	1,093
	Upper Merion PA Area School District GO	5.000%	1/15/34	500	606
	Upper Merion PA Area School District GO	5.000%	1/15/36	1,620	1,896
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	8,015
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,551
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,810
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,426
	West Bradford Township PA GO	4.000%	12/15/40	745	876
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,622
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,302
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,939
[5]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,449
[5]	West Mifflin School District GO	3.000%	4/1/38	5,920	6,519
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	1,000	1,028
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,738
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,618
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,853
	West Shore Area Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	1/1/21	330	332
	West Shore PA School District GO	5.000%	11/15/32	600	780
	West Shore PA School District GO	4.000%	11/15/34	640	780
	West Shore PA School District GO	4.000%	11/15/35	540	656
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,331
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,207
	West Shore PA School District GO	4.000%	11/15/38	500	602
	West Shore PA School District GO	4.000%	11/15/40	500	600
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,184
	West Shore PA School District GO	4.000%	11/15/48	1,000	1,178
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,226
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,164
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,160
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,390
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,656
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,784
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,869
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,606
	West York Area School District GO	5.000%	4/1/33	4,265	4,694
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	9,025
[5]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	9,004
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	3,252
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.125%	7/1/30	1,500	1,504
[4]	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue VRDO	0.120%	12/3/20	1,800	1,800
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	7,329

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,706
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,830
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,154
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,547
[5]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,307
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,583
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	3,200
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,950
[5]	William Penn School District GO	3.000%	11/15/34	2,595	2,792
[5]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,921
	York County PA GO	5.000%	6/1/32	2,875	3,384
	York County PA GO	5.000%	6/1/33	1,020	1,198
	York County PA GO	4.000%	3/1/34	3,000	3,538
	York County PA GO, Prere.	5.000%	6/1/23	5,000	5,595
					4,207,216
Guam (0.1%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,124
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	763
					1,887
Puerto Rico (0.4%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	831	776
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,752
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,336
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,346	11,034
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,467
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	85	92

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	120	130
				17,699
Total Tax-Exempt Municipal Bonds (Cost $3,909,219)				4,226,802
Total Investments (99.0%) (Cost $3,909,219)				4,226,802
Other Assets and Liabilities—Net (1.0%)				42,949
Net Assets (100%)				4,269,751
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Securities with a value of $670,000 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value was $95,122,000, representing 2.2% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Step bond.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2021	507	63,898	80
Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2021	(70)	(15,122)	(3)
				77

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,909,219)	4,226,802
Investment in Vanguard	178
Cash	16
Receivables for Investment Securities Sold	8,661
Receivables for Accrued Income	48,727
Receivables for Capital Shares Issued	2,025
Variation Margin Receivable—Futures Contracts	20
Other Assets	193
Total Assets	4,286,622
Liabilities
Payables for Investment Securities Purchased	11,258
Payables for Capital Shares Redeemed	2,077
Payables for Distributions	3,334
Payables to Vanguard	202
Total Liabilities	16,871
Net Assets	4,269,751
At November 30, 2020, net assets consisted of:

Paid-in Capital	3,939,765
Total Distributable Earnings (Loss)	329,986
Net Assets	4,269,751

Investor Shares—Net Assets
Applicable to 30,011,609 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	364,290
Net Asset Value Per Share—Investor Shares	$12.14

Admiral Shares—Net Assets
Applicable to 321,747,139 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,905,461
Net Asset Value Per Share—Admiral Shares	$12.14

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2020
($000)
Investment Income
Income
Interest	127,349
Total Income	127,349
Expenses
The Vanguard Group—Note B
Investment Advisory Services	416
Management and Administrative—Investor Shares	536
Management and Administrative—Admiral Shares	2,723
Marketing and Distribution—Investor Shares	45
Marketing and Distribution—Admiral Shares	176
Custodian Fees	16
Auditing Fees	32
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	3
Total Expenses	3,964
Net Investment Income	123,385
Realized Net Gain (Loss)
Investment Securities Sold	14,865
Futures Contracts	(681)
Realized Net Gain (Loss)	14,184
Change in Unrealized Appreciation (Depreciation)
Investment Securities	76,171
Futures Contracts	72
Change in Unrealized Appreciation (Depreciation)	76,243
Net Increase (Decrease) in Net Assets Resulting from Operations	213,812

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	123,385	124,206
Realized Net Gain (Loss)	14,184	10,369
Change in Unrealized Appreciation (Depreciation)	76,243	217,937
Net Increase (Decrease) in Net Assets Resulting from Operations	213,812	352,512
Distributions[1]
Investor Shares	(11,986)	(12,208)
Admiral Shares	(122,395)	(126,334)
Total Distributions	(134,381)	(138,542)
Capital Share Transactions
Investor Shares	(10,392)	40,203
Admiral Shares	200,582	270,349
Net Increase (Decrease) from Capital Share Transactions	190,190	310,552
Total Increase (Decrease)	269,621	524,522
Net Assets
Beginning of Period	4,000,130	3,475,608
End of Period	4,269,751	4,000,130
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.89	$11.21	$11.56	$11.26	$11.67
Investment Operations
Net Investment Income	.353[1]	.377[1]	.394[1]	.396[1]	.411
Net Realized and Unrealized Gain (Loss) on Investments	.283	.727	(.291)	.355	(.371)
Total from Investment Operations	.636	1.104	.103	.751	.040
Distributions
Dividends from Net Investment Income	(.352)	(.377)	(.394)	(.396)	(.411)
Distributions from Realized Capital Gains	(.034)	(.047)	(.059)	(.055)	(.039)
Total Distributions	(.386)	(.424)	(.453)	(.451)	(.450)
Net Asset Value, End of Period	$12.14	$11.89	$11.21	$11.56	$11.26
Total Return[2]	5.45%	9.99%	0.91%	6.77%	0.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$364	$368	$308	$323	$314
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.23%	3.48%	3.44%	3.47%
Portfolio Turnover Rate	18%	9%	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.89	$11.21	$11.56	$11.26	$11.67
Investment Operations
Net Investment Income	.363[1]	.386[1]	.403[1]	.408[1]	.423
Net Realized and Unrealized Gain (Loss) on Investments	.282	.728	(.291)	.354	(.371)
Total from Investment Operations	.645	1.114	.112	.762	.052
Distributions
Dividends from Net Investment Income	(.361)	(.387)	(.403)	(.407)	(.423)
Distributions from Realized Capital Gains	(.034)	(.047)	(.059)	(.055)	(.039)
Total Distributions	(.395)	(.434)	(.462)	(.462)	(.462)
Net Asset Value, End of Period	$12.14	$11.89	$11.21	$11.56	$11.26
Total Return[2]	5.53%	10.08%	0.99%	6.88%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,905	$3,632	$3,167	$3,236	$3,076
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.04%	3.31%	3.56%	3.54%	3.57%
Portfolio Turnover Rate	18%	9%	26%	22%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.
During the year ended November 30, 2020, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Pennsylvania Long-Term Tax-Exempt Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2020, the fund had contributed to Vanguard capital in the amount of $178,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,226,802	—	4,226,802
Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These

Pennsylvania Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	771
Total Distributable Earnings (Loss)	(771)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10
Undistributed Tax-Exempt Income	3,334
Undistributed Long-Term Gains	12,664
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	317,312
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2020 Amount ($000)	2019 Amount ($000)
Tax-Exempt Income	122,931	124,197
Ordinary Income*	1,097	155
Long-Term Capital Gains	10,353	14,189
Total	134,381	138,542
*	Includes short-term capital gains, if any.
As of November 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,909,490
Gross Unrealized Appreciation	320,271
Gross Unrealized Depreciation	(2,959)
Net Unrealized Appreciation (Depreciation)	317,312

Pennsylvania Long-Term Tax-Exempt Fund
E.	During the year ended November 30, 2020, the fund purchased $896,332,000 of investment securities and sold $730,437,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2020, such purchases and sales were $296,260,000 and $210,916,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	118,823	9,932	95,429	8,172
Issued in Lieu of Cash Distributions	9,771	817	9,916	851
Redeemed	(138,986)	(11,674)	(65,142)	(5,590)
Net Increase (Decrease)—Investor Shares	(10,392)	(925)	40,203	3,433
Admiral Shares
Issued	611,704	51,164	530,940	45,676
Issued in Lieu of Cash Distributions	79,061	6,612	81,820	7,028
Redeemed	(490,183)	(41,553)	(342,411)	(29,585)
Net Increase (Decrease)—Admiral Shares	200,582	16,223	270,349	23,119
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Pennsylvania Tax-Free Funds and Shareholders of Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Pennsylvania Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2020, the related statement of operations for the year ended November 30, 2020, the statement of changes in net assets for each of the two years in the period ended November 30, 2020, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2020 and the financial highlights for each of the five years in the period ended November 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 14, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Pennsylvania Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $11,124,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays PA Municipal Bond Index (Index or Bloomberg Barclays Index.)
Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Pennsylvania Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Pennsylvania Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Pennsylvania Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Pennsylvania Long-Term Tax-Exempt Fund or the owners of the Pennsylvania Long-Term Tax-Exempt Fund.
Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Pennsylvania Long-Term Tax-Exempt Fund. Investors acquire the Pennsylvania Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Pennsylvania Long-Term Tax-Exempt Fund. The Pennsylvania Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Pennsylvania Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Pennsylvania Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Pennsylvania Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Pennsylvania Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Pennsylvania Long-Term Tax-Exempt Fund.
The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Pennsylvania Long-Term Tax-Exempt Fund, investors or other third parties.
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© 2021 Bloomberg. Used with Permission.
Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q770 012021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)	Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2020: $32,000
Fiscal Year Ended November 30, 2019: $62,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2020: $10,761,407
Fiscal Year Ended November 30, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)	Audit-Related Fees.

Fiscal Year Ended November 30, 2020: $2,915,863
Fiscal Year Ended November 30, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)	Tax Fees.

Fiscal Year Ended November 30, 2020: $247,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)	All Other Fees.

Fiscal Year Ended November 30, 2020: $115,000
Fiscal Year Ended November 30, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2020: $362,168
Fiscal Year Ended November 30, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In July 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Pennsylvania Long-Term Tax-Exempt Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Pennsylvania Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Pennsylvania Tax-Free Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 20, 2021

Vanguard Pennsylvania Tax-Free Funds

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: January 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.